Chad E. Fickett

Assistant General Counsel

720 East Wisconsin Avenue

Milwaukee, WI 53202-4797

414 665 1209 office

414 625 1209 fax

chadfickett@northwesternmutual.com

May 5, 2010

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Northwestern Mutual Variable Life Account/Variable Executive Life

Post-Effective Amendment No. 19 to Registration Statement

on Form N-6 (the “Amendment”)

File No. 333-36865

EDGAR CIK: 0000742277

Commissioners:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the Amendment. The Amendment was filed electronically with the Securities and Exchange Commission on April 28, 2010.

This filing is being effected by direct transmission to the Commission’s EDGAR System.

Very truly yours,

/s/ CHAD E. FICKETT

Chad E. Fickett

Assistant General Counsel